Prepayments and other assets (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Jun. 30, 2023
Current assets [Abstract]
Security deposits	$ 2,905	$ 2,420
Prepayments	9,005	11,373
Prepayments and deposits	11,910	13,793
Non-current assets [Abstract]
Security deposits	10,365	0
Total prepayments and other assets	$ 22,275	$ 13,793